Other Assets (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Other Assets
Deposits related to CRA audits	$ 44.8	$ 42.5
Energy well equipment, net	6.3	5.6
Right-of-use assets, net	4.4	4.5
Debt issue costs	1.3	1.4
Furniture and fixtures, net	0.7	0.4
Other assets	$ 57.5	$ 54.4